Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

August 31, 2019

Dates Covered
Collections Period	08/01/19 - 08/31/19
Interest Accrual Period	08/15/19 - 09/15/19
30/360 Days	30
Actual/360 Days	32
Distribution Date	09/16/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/19	775,161,120.58	33,836
Yield Supplement Overcollateralization Amount 07/31/19	45,941,805.31	0
Receivables Balance 07/31/19	821,102,925.89	33,836
Principal Payments	27,667,357.84	619
Defaulted Receivables	1,031,478.42	41
Repurchased Accounts	34,781.70	1
Yield Supplement Overcollateralization Amount at 08/31/19	43,799,549.54	0
Pool Balance at 08/31/19	748,569,758.39	33,175

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.03%
Prepayment ABS Speed	1.57%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	5,508,485.42	205
Past Due 61-90 days	2,241,466.05	89
Past Due 91-120 days	400,997.35	15
Past Due 121+ days	0.00	0
Total	8,150,948.82	309

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.33%
Delinquency Trigger Occurred	NO

Recoveries	565,143.88
Aggregate Net Losses/(Gains) - August 2019	466,334.54
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.68%
Prior Net Losses Ratio	0.52%
Second Prior Net Losses Ratio	0.68%
Third Prior Net Losses Ratio	0.61%
Four Month Average	0.62%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	8,608,552.22
Actual Overcollateralization	8,608,552.22
Weighted Average APR	4.16%
Weighted Average APR, Yield Adjusted	6.80%
Weighted Average Remaining Term	56.18

Flow of Funds	$ Amount

Collections	31,114,614.86
Investment Earnings on Cash Accounts	8,753.03
Servicing Fee	(684,252.44)
Transfer to Collection Account	34,781.70
Available Funds	30,473,897.15

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,902,550.86
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,027,009.30
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	8,608,552.22
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	2,139,526.52

Total Distributions of Available Funds	30,473,897.15

Servicing Fee	684,252.44
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 08/15/19	766,246,767.69
Principal Paid	26,285,561.52
Note Balance @ 09/16/19	739,961,206.17

Class A-1
Note Balance @ 08/15/19	0.00
Principal Paid	0.00
Note Balance @ 09/16/19	0.00
Note Factor @ 09/16/19	0.0000000%

Class A-2a
Note Balance @ 08/15/19	239,870,916.31
Principal Paid	21,591,711.25
Note Balance @ 09/16/19	218,279,205.06
Note Factor @ 09/16/19	67.7885730%

Class A-2b
Note Balance @ 08/15/19	52,145,851.38
Principal Paid	4,693,850.27
Note Balance @ 09/16/19	47,452,001.11
Note Factor @ 09/16/19	67.7885730%

Class A-3
Note Balance @ 08/15/19	351,000,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	351,000,000.00
Note Factor @ 09/16/19	100.0000000%

Class A-4
Note Balance @ 08/15/19	76,260,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	76,260,000.00
Note Factor @ 09/16/19	100.0000000%

Class B
Note Balance @ 08/15/19	31,320,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	31,320,000.00
Note Factor @ 09/16/19	100.0000000%

Class C
Note Balance @ 08/15/19	15,650,000.00
Principal Paid	0.00
Note Balance @ 09/16/19	15,650,000.00
Note Factor @ 09/16/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,048,809.11
Total Principal Paid	26,285,561.52
Total Paid	28,334,370.63

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	601,676.22
Principal Paid	21,591,711.25
Total Paid to A-2a Holders	22,193,387.47

Class A-2b
One-Month Libor	2.19513%
Coupon	2.33513%
Interest Paid	108,237.64
Principal Paid	4,693,850.27
Total Paid to A-2b Holders	4,802,087.91

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.9676816
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.2447216
Total Distribution Amount	27.2124032

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.8685597
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.0550039
Total A-2a Distribution Amount	68.9235636

A-2b Interest Distribution Amount	1.5462520
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.0550039
Total A-2b Distribution Amount	68.6012559

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	77.12
Noteholders' Third Priority Principal Distributable Amount	595.38
Noteholders' Principal Distributable Amount	327.50

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/19	2,609,619.51
Investment Earnings	4,880.47
Investment Earnings Paid	(4,880.47)
Deposit/(Withdrawal)	-
Balance as of 09/16/19	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51